Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Investments [Abstract]
Summary of long-term investments

	Equity securities
	without readily
	determinable	Equity
	fair value	Method	Total
	RMB	RMB	RMB
Balances at January 1, 2020	3,873	861	4,734
Share of results of equity method investee	—	(15)	(15)
Disposal	(1,000)	(846)	(1,846)
Foreign currency translation adjustment	(132)	—	(132)

Balances at December 31, 2020	2,741	—	2,741

Additions	9,900	—	9,900
Impairment	(784)	—	(784)
Foreign currency translation adjustment	(45)	—	(45)

Balances at December 31, 2021	11,812	—	11,812

Foreign currency translation adjustment	157	—	157

Balances at December 31, 2022	11,969	—	11,969